Capital and Funding - Subsidiaries With Significant Non-Controlling Interests (HUL) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Significant Non Controlling Interests [Line Items]
Beginning balance	€ 14,387		€ 16,980	€ 16,082
Non-current assets	43,975		43,302
Current assets	15,481		16,983
Total current liabilities	(19,772)		(23,177)
Total non-current liabilities	(27,392)		(22,721)
Turnover	50,982		53,715	52,713
Profit after tax	9,808		6,486	5,547
Other comprehensive income	(1,193)		224
Total comprehensive income	8,615		6,710	4,769
Other changes in equity	(673)	[1]	(104)	171
Ending balance	12,292		14,387	16,980
Non-controlling Interests [member]
Significant Non Controlling Interests [Line Items]
Beginning balance	758		626	643
Profit after tax	419		433	363
Total comprehensive income	407		381	374
Other changes in equity	(103)	[1]	96	(27)
Ending balance	720		758	626
Subsidiaries with material non-controlling interests [member] | Hindustan Unilever Limited [Member]
Significant Non Controlling Interests [Line Items]
Non-current assets	881		819
Current assets	1,333		1,274
Total current liabilities	(1,130)		(1,030)
Total non-current liabilities	(190)		(135)
Turnover	4,527		4,464
Profit after tax	617		595
Total comprehensive income	576		529
Net increase/(decrease) in cash and cash-equivalents	14		(71)
Subsidiaries with material non-controlling interests [member] | Hindustan Unilever Limited [Member] | Non-controlling Interests [member]
Significant Non Controlling Interests [Line Items]
Beginning balance	(288)		(282)
Profit after tax	(203)		(195)
Other comprehensive income	(4)		(3)
Dividend paid to the non-controlling interest	183		172
Other changes in equity	0		0
Currency translation	13		20
Ending balance	€ (299)		€ (288)	€ (282)

[1]	Includes a €662 million premium paid for purchase of the non-controlling interest in Unilever South Africa from Remgro.